Long-term Debt and Capital Structure - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 USD ($)	Jul. 30, 2020 USD ($)	Apr. 30, 2020 CAD ($)
Committed Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			Cenovus has in place a committed revolving credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche with maturity dates of November 30, 2022 and November 30, 2023, respectively. In April 2020, the Company added a committed credit facility with capacity of $1.1 billion to further support the Company’s financial resilience in the current market environment. The new facility has a term of 364 days that is renewable for one year at the Company’s request and upon approval by the lenders.
Term of credit facility			364 days
Credit facility renewal period			1 year
Tranche One [Member] | Committed Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			November 30, 2022
Tranche Two [Member] | Committed Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			November 30, 2023
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal				$ 5,898	$ 1,000
Payment to repurchase unsecured notes		$ 81
Unsecured notes principal repurchase		$ 100
Gain on debt repurchase recorded in finance cost	$ 25
Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Target Net Debt to Adjusted EBITDA Ratio			2.0
Debt to capitalization ratio			65.00%	65.00%
Top of Range [Member] | Tranche One [Member] | Committed Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			$ 1,200			$ 1,100
Top of Range [Member] | Tranche Two [Member] | Committed Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Committed demand facilities			$ 3,300
Top of Range [Member] | Base Shelf Prospectus [Member]
Disclosure of detailed information about borrowings [line items]
Authorized capacity under base shelf prospectus				$ 4,000